ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
ENTITY-WIDE DISCLOSURE

NOTE 14 - ENTITY-WIDE DISCLOSURE:

a.	Revenue

1)	Revenues by geographic area were as follows:

	Year ended December 31
	2023		2022		2021
United States	307,818		298,612		237,263
Europe	62,532		49,274		36,588
Other	121,698		106,385		83,714
	492,048	*	454,271	*	357,565	*

*Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.

2)	Revenues based on products' category were as follows:

	Year ended December 31
	2023	2022	2021
Capital Equipment revenues	412,089	394,212	319,239
Consumables and service revenues	79,959	60,059	38,326
	492,048	454,271	357,565

3)	Revenues based on products' technology were as follows:

	Year ended December 31
	2023	2022	2021
	%
Minimal-Invasive	83	81	72
Hands-Free	8	10	20
Non-Invasive	9	9	8
	100	100	100

4)	The changes in contract liabilities are as follows:

	Year ended December 31
	2023	2022
Balance as of January 1	17,757	16,556
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	12,498	14,987
Revenue recognized that was included in the contract liability balance at the beginning of the period	(15,566)	(13,786)
Balance as of December 31	14,689	17,757
Contract liability presented in non-current liabilities (1)	3,766	3,959
Contract liability presented in current liabilities	10,923	13,798

(1)	As of December 31, 2023, non-current deferred revenue is estimated to be recognized as following: 83% in year 2025 and the rest in year 2026-2027.

b.	Long-Lived Assets

	December 31
	2023	2022
Israel	6,704	3,263
United States	1,789	2,097
Other	3,587	2,011
	12,080	7,371
Other long-term assets*	4,370	4,573
	16,450	11,944

*Consists of non-current accounts receivable, net and other investments